Concentrations (Additional Information) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk, Percentage	79.00%	0.00%
Percentage On Accounts Receivable	79.00%	0.00%
Sales Revenue, Goods, Net [Member]
Concentrations [Line Items]
Concentration Risk, Percentage	17.00%	11.00%
Minority Stockholder | Sales Revenue, Goods, Net [Member]
Concentrations [Line Items]
Concentration Risk, Percentage	0.00%	10.00%